Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 001 [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Plan's interest in Master Trust	$ 15,451	$ 13,953
Notes receivable from participants	263	$ 250
Asset held for Investment	$ 15,714
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.24%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.57%